Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,407,562
Total Fee Amount	4,199.28
Total Offset Amount	0
Net Fee	$ 4,199.28
Offset Table N/A	N/A